S000018677 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
UBS Select Treasury Preferred Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.13%	2.38%	1.67%